As Filed with the U.S. Securities and Exchange Commission on October 28, 2019

File No. 333-232415

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
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FORM N-14 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1 ☒

(Check appropriate box or boxes)
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American Century Capital Portfolios, Inc. (Exact Name of Registrant as Specified in Charter)
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4500 Main Street, Kansas City, Missouri 64111 (Address of Principal Executive Offices)(Number, Street, City, State, Zip Code)
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(816) 531-5575 (Area Code and Telephone Number)
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Charles A. Etherington 4500 Main Street, Kansas City, Missouri 64111 (Name and Address of Agent for Service)
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Title of Securities Being Registered: Investor Class Shares, I Class Shares and A Class Shares of the Value Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of American Century Capital Portfolios, Inc. (the “Corporation”) on Form N-14 hereby incorporates Part A and Part B from the Corporation's filing of the definitive combined proxy statement/prospectus and statement of additional information pursuant to Rule 497 filed on July 30, 2019. This Post-Effective Amendment No. 1 is being filed to add the final tax opinion as an Exhibit to Part C of the Registration Statement.

American Century Capital Portfolios, Inc.

PART C OTHER INFORMATION

Item 15. Indemnification

The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

Article Eighth of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 16. Exhibits

(1)    (a)    Articles of Incorporation of Twentieth Century Capital Portfolios, Inc., dated June 11, 1993 (filed electronically as Exhibit 1a to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on July 31, 1996, File No. 33-64872, and incorporated herein by reference).

(b)    Articles Supplementary of Twentieth Century Capital Portfolios, Inc., dated April 24, 1995 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on October 10, 2002, File No. 33-64872, and incorporated herein by reference).

(c)    Articles Supplementary of Twentieth Century Capital Portfolios, Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on July 31, 1996, File No. 33-64872, and incorporated herein by reference).

(d)    Articles Supplementary of Twentieth Century Capital Portfolios, Inc., dated September 9, 1996 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

(e)    Articles of Amendment of Twentieth Century Capital Portfolios, Inc., dated December 2, 1996 (filed electronically as Exhibit b1c to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

(f)    Articles Supplementary of American Century Capital Portfolios, Inc., dated December 2, 1996 (filed electronically as Exhibit b1d to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

(g)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 30, 1997 (filed electronically as Exhibit b1e to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on May 21, 1997, File No. 33-64872, and incorporated herein by reference).

(h)    Certificate of Correction to Articles Supplementary of American Century Capital Portfolios, Inc., dated May 15, 1997 (filed electronically as Exhibit b1f to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on May 21, 1997, File No. 33-64872, and incorporated herein by reference).

(i)    Articles of Merger merging RREEF Securities Fund, Inc. with and into American Century Capital Portfolios, Inc., dated June 13, 1997 (filed electronically as Exhibit a8 to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

(j)    Articles Supplementary of American Century Capital Portfolios, Inc., dated December 18, 1997 (filed electronically as Exhibit b1g to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on February 17, 1998, File No. 33-64872, and incorporated herein by reference).

(k)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 1, 1998 (filed electronically as Exhibit b1h to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on June 26, 1998, File No. 33-64872, and incorporated herein by reference).

(l)    Articles Supplementary of American Century Capital Portfolios, Inc., dated January 29, 1999 (filed electronically as Exhibit b1i to Post-Effective Amendment No. 14 to the Registration Statement of the Registrant on December 29, 1998, File No. 33-64872, and incorporated herein by reference).

(m)    Articles Supplementary of American Century Capital Portfolios, Inc., dated February 16, 1999 (filed electronically as Exhibit a12 to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

(n)    Certificate of Correction to Articles Supplementary of American Century Capital Portfolios, Inc., dated May 12, 1999 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on October 10, 2002, File No. 33-64872, and incorporated herein by reference).

(o)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 2, 1999 (filed electronically as Exhibit a13 to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on July 29, 1999, File No. 33-64872, and incorporated herein by reference).

(p)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 8, 2000 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on July 28, 2000, File No. 33-64872, and incorporated herein by reference).

(q)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on April 20, 2001, File No. 33-64872, and incorporated herein by reference).

(r)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on April 20, 2001, File No. 33-64872, and incorporated herein by reference).

(s)    Articles Supplementary of American Century Capital Portfolios, Inc., dated May 21, 2001 (filed electronically as Exhibit a17 to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on July 30, 2001, File No. 33-64872, and incorporated herein by reference).

(t)    Articles Supplementary of American Century Capital Portfolios, Inc., dated August 23, 2001 (filed electronically as Exhibit a18 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(u)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 6, 2002 (filed electronically as Exhibit a19 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(v)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 4, 2002 (filed electronically as Exhibit a20 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(w)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 14, 2002 (filed electronically as Exhibit a21 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(x)    Certificate of Correction to Articles Supplementary of American Century Capital Portfolios, Inc., dated June 17, 2002 (filed electronically as Exhibit a22 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(y)    Articles Supplementary of American Century Capital Portfolios, Inc., dated July 12, 2002 (filed electronically as Exhibit a23 to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

(z)    Articles Supplementary of American Century Capital Portfolios, Inc., dated August 6, 2003 (filed electronically as Exhibit a26 to Post-Effective Amendment No. 28 to the Registration Statement of the Registrant on August 28, 2003, File No. 33-64872, and incorporated herein by reference).

(aa)    Articles Supplementary of American Century Capital Portfolios, Inc., dated November 5, 2003 (filed electronically as Exhibit a27 to Post-Effective Amendment No. 30 to the Registration Statement of the Registrant on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

(bb)    Articles Supplementary of American Century Capital Portfolios, Inc., dated January 12, 2004 (filed electronically as Exhibit a28 to Post-Effective Amendment No. 30 to the Registration Statement of the Registrant on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

(cc)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 1, 2004 (filed electronically as Exhibit a29 to Post-Effective Amendment No. 31 to the Registration Statement of the Registrant on May 26, 2004, File No. 33-64872, and incorporated herein by reference).

(dd)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 7, 2004 (filed electronically as Exhibit a30 to Post-Effective Amendment No. 32 to the Registration Statement of the Registrant on July 29, 2004, File No. 33-64872, and incorporated herein by reference).

(ee)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 21, 2004 (filed electronically as Exhibit a31 to Post-Effective Amendment No. 32 to the Registration Statement of the Registrant on July 29, 2004, File No. 33-64872, and incorporated herein by reference).

(ff)    Articles Supplementary of American Century Capital Portfolios, Inc., dated November 17, 2004 (filed electronically as Exhibit a32 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(gg)    Articles Supplementary of American Century Capital Portfolios, Inc., dated June 22, 2005 (filed electronically as Exhibit a32 to Post-Effective Amendment No. 34 to the Registration Statement of the Registrant on July 28, 2005, File No. 33-64872, and incorporated herein by reference).

(hh)    Articles Supplementary of American Century Capital Portfolios, Inc., dated December 13, 2005 (filed electronically as Exhibit 1(gg) to the Registration Statement on Form N-14 of the Registrant on December 22, 2005, File No. 33-64872, and incorporated herein by reference).

(ii)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 15, 2006 (filed electronically as Exhibit a34 to Post-Effective Amendment No. 37 to the Registration Statement of the Registrant on April 28, 2006, File No. 33-64872, and incorporated herein by reference).

(jj)    Articles Supplementary of American Century Capital Portfolios, Inc., dated April 9, 2007 (filed electronically as Exhibit a35 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on May 15, 2007, File No. 33-64872, and incorporated herein by reference).

(kk)    Articles Supplementary of American Century Capital Portfolios, Inc., dated July 23, 2007 (filed electronically as Exhibit a36 to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on July 27, 2007, File No. 33-64872, and incorporated herein by reference).

(ll)    Certificate of Correction of Articles Supplementary of American Century Capital Portfolios, Inc., dated August 13, 2007 (filed electronically as Exhibit a38 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(mm)    Certificate of Correction of Articles Supplementary of American Century Capital Portfolios, Inc., dated August 13, 2007 (filed electronically as Exhibit a39 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(nn)    Articles of Amendment of American Century Capital Portfolios, Inc., dated August 29, 2007 (filed electronically as Exhibit a40 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(oo)    Articles Supplementary of American Century Capital Portfolios, Inc., dated September 10, 2007 (filed electronically as Exhibit a41 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on September 26, 2007, File No. 33-64872, and incorporated herein by reference).

(pp)    Certificate of Correction of Articles Supplementary of American Century Capital Portfolios, Inc., dated September 18, 2007 (filed electronically as Exhibit a42 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-64872, and incorporated herein by reference).

(qq)    Articles of Amendment of American Century Capital Portfolios, Inc., dated November 27, 2007 (filed electronically as Exhibit a43 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-64872, and incorporated herein by reference).

(rr)    Articles Supplementary of American Century Capital Portfolios, Inc., dated November 27, 2007 (filed electronically as Exhibit a44 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-64872, and incorporated herein by reference).

(ss)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 9, 2009 (filed electronically as Exhibit a45 to Post-Effective Amendment No. 43 to the Registration Statement of the Registrant on May 13, 2009, File No. 33-64872, and incorporated herein by reference).

(tt)    Articles Supplementary of American Century Capital Portfolios, Inc., dated September 15, 2009 (filed electronically as Exhibit a46 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on July 29, 2010, File No. 33-64872, and incorporated herein by reference).

(uu)    Articles of Amendment of American Century Capital Portfolios, Inc., dated February 16, 2010 (filed electronically as Exhibit a47 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on July 29, 2010, File No. 33-64872, and incorporated herein by reference).

(vv)    Articles of Amendment of American Century Capital Portfolios, Inc., dated June 28, 2010 (filed electronically as Exhibit a48 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on July 29, 2010, File No. 33-64872, and incorporated herein by reference).

(ww)    Articles of Amendment of American Century Capital Portfolios, Inc., dated January 5, 2011 (filed electronically as Exhibit a49 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on January 28, 2011, File No. 33-64872, and incorporated herein by reference).

(xx)     Articles of Amendment of American Century Capital Portfolios, Inc., dated September 7, 2011 (filed electronically as Exhibit a50 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(yy)    Articles of Amendment of American Century Capital Portfolios, Inc., dated May 3, 2013 (filed electronically as Exhibit a51 to Post-Effective Amendment No. 59 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-64872, and incorporated herein by reference).

(zz)    Articles Supplementary of American Century Capital Portfolios, Inc., dated March 7, 2014, (filed electronically as Exhibit a52 to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on July 29, 2014, File No. 33-64872, and incorporated herein by reference).

(aaa)    Articles of Amendment of American Century Capital Portfolios, Inc., dated December 9, 2014, (filed electronically as Exhibit a53 to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on December 10, 2014, File No. 33-64872, and incorporated herein by reference).

(bbb)    Articles of Amendment of American Century Capital Portfolios, Inc., dated January 7, 2015 (filed electronically as Exhibit a54 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on February 3, 2015, File No. 33-64872, and incorporated herein by reference).

(ccc)    Articles of Amendment of American Century Capital Portfolios, Inc., dated January 27, 2015 (filed electronically as Exhibit a55 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on February 3, 2015, File No. 33-64872, and incorporated herein by reference).

(ddd)    Articles of Amendment of American Century Capital Portfolios, Inc., dated February 2, 2015 (filed electronically as Exhibit a56 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on February 3, 2015, File No. 33-64872, and incorporated herein by reference).

(eee)    Articles of Amendment of American Century Capital Portfolios, Inc., dated March 31, 2015 (filed electronically as Exhibit a57 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(fff)    Articles of Amendment of American Century Capital Portfolios, Inc., dated June 11, 2015 (filed electronically as Exhibit a58 to Post-Effective Amendment No. 73 to the Registration Statement of the Registrant on July 29, 2015, File No. 33-64872, and incorporated herein by reference).

(ggg)    Articles of Amendment of American Century Capital Portfolios, Inc., dated June 3, 2015 (filed electronically as Exhibit a59 to Post-Effective Amendment No. 73 to the Registration Statement of the Registrant on July 29, 2015, File No. 33-64872, and incorporated herein by reference).

(hhh)    Articles of Amendment of American Century Capital Portfolios, Inc., dated December 2, 2015(filed electronically as Exhibit a60 to Post-Effective Amendment No. 75 to the Registration Statement of the Registrant on December 29, 2015, File No. 33-64872, and incorporated herein by reference).

(iii)    Articles of Amendment of American Century Capital Portfolios, Inc., dated January 12, 2016 (filed electronically as Exhibit a61 to Post-Effective Amendment No. 76 to the Registration Statement of the Registrant on February 26, 2016, File No. 33-64872, and incorporated herein by reference).

(jjj)    Articles of Amendment of American Century Capital Portfolios, Inc., dated March 3, 2016 (filed electronically as Exhibit a62 to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on July 28, 2016, File No. 33-64872, and incorporated herein by reference).

(kkk)    Articles of Amendment of American Century Capital Portfolios, Inc., dated March 14, 2017 (filed electronically as Exhibit a63 to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-64872, and incorporated herein by reference).

(lll)    Articles of Amendment of American Century Capital Portfolios, Inc., dated July 5, 2017 (filed electronically as Exhibit a64 to Post-Effective Amendment No. 96 to the Registration Statement of the Registrant on July 28, 2017, File No. 33-64872, and incorporated herein by reference).

(mmm)    Articles of Amendment of American Century Capital Portfolios, Inc., dated September 8, 2017 (filed electronically as Exhibit a65 to Post-Effective Amendment No. 98 to the Registration Statement of the Registrant on December 15, 2017, File No. 33-64872, and incorporated herein by reference).

(nnn)    Articles of Amendment of American Century Capital Portfolios, Inc., dated September 13, 2018 (filed electronically as Exhibit a66 to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on December 18, 2018, File No. 33-64872, and incorporated herein by reference).

(ooo) Articles of Amendment of American Century Capital Portfolios, Inc., dated March 7, 2019 (filed electronically as Exhibit a67 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).
herein.

(2)    Amended and Restated By-Laws, dated June 26, 2019 (filed electronically as Exhibit 2 to the Registration Statement of the Registrant on Form N-14 on June 28, 2019, File No. 333-232415, and incorporated herein by reference).

(3)    Not applicable.

(4)    Form of Agreement and Plan of Reorganization, is included herein as Appendix A to the Proxy Statement/Prospectus in Part A of this Registration Statement.

(5)    Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of Registrant’s Articles of Incorporation, appearing as Exhibit 1a herein, and Sections 3-11 of Registrant’s Amended and Restated By-Laws, included herein.

     (6)    (a)    Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of August 1, 2011 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on July 29, 2011, File No. 33-64872, and incorporated herein by reference).

(b)     Amendment No. 1 to Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 26, 2013 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 59 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-64872, and incorporated herein by reference).

(c)     Amendment No. 2 to Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 10, 2017 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-64872, and incorporated herein by reference).

(d)     Amendment No. 3 to Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 31, 2017 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 96 to the Registration Statement of the Registrant on July 28, 2017, File No. 33-64872, and incorporated herein by reference).

(e)    Amendment No. 4 to Restated Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 1, 2019 (filed electronically as Exhibit d5 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(f)    Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 28, 2011 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 48 to the Registration Statement of the Registrant on April 28, 2011, File No. 33-64872, and incorporated herein by reference).

(g)    Amendment No. 1 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of October 31, 2011 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(h)    Amendment No. 2 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 26, 2013 (filed electronically as Exhibit d5 to Post-Effective Amendment No. 59 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-64872, and incorporated herein by reference).

(i)     Amendment No. 3 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of March 1, 2015 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on February 27, 2015, File No. 33-64872, and incorporated herein by reference).

(j)    Amendment No. 4 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of May 1, 2015 (filed electronically as Exhibit d7 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(k)    Amendment No. 5 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 10, 2017 (filed electronically as Exhibit d9 to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-64872, and incorporated herein by reference).

(l)    Amendment No. 6 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 31, 2017 (filed electronically as Exhibit d11 to Post-Effective Amendment No. 96 to the Registration Statement of the Registrant on July 28, 2017, File No. 33-64872, and incorporated herein by reference).

(m)    Amendment No. 7 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of August 1, 2018 (filed electronically as Exhibit d12 to Post-Effective Amendment No. 103 to the Registration Statement of the Registrant on July 27, 2018, File No. 33-64872, and incorporated herein by reference).

(n)    Amendment No. 8 to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 1, 2019 (filed electronically as Exhibit d14 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(o)    Subadvisory Agreement between American Century Investment Management, Inc. and Perella Weinberg Partners Capital Management LP, effective as of May 5, 2015 (filed electronically as Exhibit d8 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(p)    Amendment No. 1 to Subadvisory Agreement between American Century Investment Management, Inc. and Perella Weinberg Partners Capital Management LP, dated September 12, 2017 (filed electronically as Exhibit d14 to Post-Effective Amendment No. 106 to the Registration Statement of the Registrant on February 28, 2019, File No. 33-64872, and incorporated herein by reference).

(q)    Subadvisory Agreement between American Century Investment Management, Inc. and Arrowpoint Asset Management LLC, effective as of March 17, 2015 (filed electronically as Exhibit d9 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(r)    Subadvisory Agreement between American Century Investment Management, Inc. and Good Hill Partners LP, effective as of March 13, 2015 (filed electronically as Exhibit d10 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(s)    Subadvisory Agreement between American Century Investment Management, Inc. and Timbercreek Asset Management (U.S.) LLC, effective as of July 8, 2016 (filed electronically as Exhibit d15 to Post-Effective Amendment No. 96 to the Registration Statement of the Registrant on July 28, 2017, File No. 33-64872, and incorporated herein by reference).

(t)    Subadvisory Agreement between American Century Investment Management, Inc. and Sankaty Advisors, LP, effective as of May 15, 2015 (filed electronically as Exhibit d14 to Post-Effective Amendment No. 73 to the Registration Statement of the Registrant on July 29, 2015, File No. 33-64872, and incorporated herein by reference).

(u)    Subadvisory Agreement between American Century Investment Management, Inc. and Marathon Asset Management, L.P., effective as of September 18, 2018 (filed electronically as Exhibit d19 to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on December 18, 2018, File No. 33-64872, and incorporated herein by reference).

(7)    (a)    Amended and Restated Distribution Agreement between American Century Capital Portfolios, Inc. and American Century Investment Services, Inc., effective as of April 1, 2019 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(b)    Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 75 to the Registration Statement of American Century Government Income Trust on April 7, 2017, File No. 2-99222, and incorporated herein by reference).

(8)     Not applicable.

(9)   (a)    Master Custodian Agreement with State Street Bank and Trust Company, made as of July 29, 2011 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

(b)    Amendment to Master Custodian Agreement with State Street Bank and Trust Company, made as of May 21, 2015 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Target Maturities Trust on January 28, 2016, File No. 002-94608, and incorporated herein by reference).

(c)    Amendment to Master Custodian Agreement with State Street Bank and Trust Company, made as of January 9, 2018 (filed electronically as Exhibit g3 to Pre-Effective Amendment No. 2 to the Registration Statement of American Century ETF Trust on January 8, 2018, File No. 333-221045, and incorporated herein by reference).

(d)    Notice of Additional Portfolios dated October 4, 2011 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 60 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on October 28, 2011, File No. 33-19589, and incorporated herein by reference).

(e)    Notice of Additional Portfolios dated February 17, 2015 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(f)    Special Custody and Pledge Agreement with Goldman and Sachs & Co. and State Street Bank and Trust Company, dated as of August 1, 2011 (filed electronically as Exhibit g5 to Post-Effective Amendment No. 60 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on October 28, 2011, File No. 33-19589, and incorporated herein by reference).

(g)     Amendment to Special Custody and Pledge Agreement with Goldman and Sachs & Co. and State Street Bank and Trust Company, dated as of October 31, 2011 (filed electronically as Exhibit g6 to Post-Effective Amendment No. 60 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on October 28, 2011, File No. 33-19589, and incorporated herein by reference).

(10)   (a)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Capital Portfolios, Inc., effective as of October 31, 2011 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(b)     Amendment No. 1 to Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Capital Portfolios, Inc., effective as of May 1, 2015 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(c)     Amendment No. 2 to Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Capital Portfolios, Inc., effective as of April 1, 2019 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(d)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Capital Portfolios, Inc., effective as of October 31, 2011 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(e)    Amendment No. 1 to  Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Capital Portfolios, Inc. effective as of May 1, 2015 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(f)    Amendment No. 6 to  Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Capital Portfolios, Inc. effective as of April 1, 2019 (filed electronically as

Exhibit m6 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(g)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Capital Portfolios, Inc., effective as of October 31, 2011 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on October 28, 2011, File No. 33-64872, and incorporated herein by reference).

(h)     Amendment No. 1 to Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Capital Portfolios, Inc. effective as of May 1, 2015 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on May 7, 2015, File No. 33-64872, and incorporated herein by reference).

(i)     Amendment No. 2 to Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Capital Portfolios, Inc. effective as of April 1, 2019 (filed electronically as Exhibit m9 to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(j)     Amended and Restated Multiple Class Plan of American Century Capital Portfolios, Inc. (filed electronically as Exhibit n to Post-Effective Amendment No. 110 to the Registration Statement of the Registrant on March 29, 2019, File No. 33-64872, and incorporated herein by reference).

(11)     Opinion and Consent of Counsel dated June 28, 2019 (filed electronically as Exhibit 11 to the Registration Statement of the Registrant on Form N-14 on June 28, 2019, File No. 333-232415, and incorporated herein by reference).

(12)     Opinion and Consent of Counsel as to the tax matters and consequences, is included herein.

(13)    Amended and Restated Transfer Agency Agreement between American Century Capital Portfolios, Inc. and American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on July 27, 2007, File No. 33-65170, and incorporated herein by reference).

(14)    Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated June 27, 2019 (filed electronically as Exhibit 14 to the Registration Statement of the Registrant on Form N-14 on June 28, 2019, File No. 333-232415, and incorporated herein by reference).

(15)    Not applicable.

(16)        (a)    Power of Attorney, dated September 11, 2019 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 81 to the Registration Statement of American Century World Mutual Funds, Inc. on September 17, 2019, File No. 033-39242, and incorporated herein by reference).

(b)    Secretary’s Certificate,dated September 11, 2019 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 81 to the Registration Statement of American Century World Mutual Funds, Inc. on September 17, 2019, File No. 033-39242, and incorporated herein by reference).

(17)    Other Exhibits

(a)     Prospectus for Value Fund, dated August 1, 2019 (filed electronically as Post-Effective Amendment No. 112 to the Registration Statement of the Registrant on July 29, 2019, File No. 33-64872, and incorporated herein by reference).

(b)     Statement of Additional Information for the Registrant, as supplemented to date, dated August 1, 2019 (filed electronically as Post-Effective Amendment No. 112 to the Registration Statement of the Registrant on July 29, 2019, File No. 33-64872, and incorporated herein by reference).

(c)     Prospectus for Capital Value, dated March 1, 2019 (filed electronically as Post-Effective Amendment No. 155 to the Registration Statement of American Century Mutual Funds, Inc. on February 27, 2019, File No. 002-14213, and incorporated herein by reference).

(d)     Statement of Additional Information for Capital Value, as supplemented to date, dated April 1, 2019 (filed electronically as Post-Effective Amendment No. 157 to the Registration Statement of American Century Mutual Funds, Inc. on March 29, 2019, File No. 002-14213, and incorporated herein by reference).

(e)    Semiannual Report of the Capital Value for the year ended April 30, 2019 (filed electronically on June 27, 2019, File No. 811-00816, and incorporated herein by reference).
(f)    Annual Report of the Value Fund for the period ended March 31, 2019 (filed electronically on May 28, 2019, File No. 811-07820, and incorporated herein by reference).

Item 17 Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES
The Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended. As required by the Securities Act of 1933, this Registration Statement amendment has been signed on behalf of the registrant in the City of Kansas City, State of Missouri on the 28th day of October, 2019.

American Century Capital Portfolios, Inc.
(Registrant)
By: /s/ Patrick Bannigan Patrick Bannigan President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Patrick Bannigan Patrick Bannigan	President	October 28, 2019

* _________________________________ R. Wes Campbell	Chief Financial Officer and Treasurer	October 28, 2019

* _________________________________ Thomas W. Bunn	Director	October 28, 2019

* _________________________________ Chris H. Cheesman	Director	October 28, 2019

* _________________________________ Barry Fink	Director	October 28, 2019

* _________________________________ Rajesh K. Gupta	Director	October 28, 2019

* _________________________________ Lynn Jenkins	Director	October 28, 2019

* _________________________________ Jan M. Lewis	Director	October 28, 2019

* _________________________________ Jonathan S. Thomas	Director	October 28, 2019

* _________________________________ John R. Whitten	Director	October 28, 2019

* _________________________________ Stephen E. Yates	Chairman of the Board and Director	October 28, 2019

*By: /s/ Giles M. Walsh Giles M. Walsh Attorney in Fact (pursuant to Power of Attorney effective September 11, 2019)

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
EXHIBIT 12	Opinion and Consent of Counsel as to the tax matters and consequences